WITHHOLDING TAXES PAYABLE DISCLOSURE	12 Months Ended
Jan. 31, 2025
Notes
WITHHOLDING TAXES PAYABLE DISCLOSURE	9.WITHHOLDING TAXES PAYABLE As at January 31, 2025 and 2024, the Company had $140,564 and $138,568 in Chilean withholding taxes payable, respectively.